Deferred taxes and contributions (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total deferred tax assets	R$ 1,423,140	R$ 1,411,788	R$ 1,117,998	R$ 1,119,259
Total deferred tax liabilities	(1,307,855)	(1,313,712)	(1,309,521)	(1,308,537)
Deferred tax assets (liabilities), net	115,285	98,076	(191,523)	(189,278)
Tax Provision [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	678,996	666,131
Pension Obligations G 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	132,543	135,231	136,832	141,606
Donations [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	44,594	45,140	45,800	46,088
Allowance For Doubtful Accounts [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	190,726	182,519	192,670	199,363
Deferred Taxes Other [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax assets	376,281	382,767	169,577	171,798
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(325,461)	(329,060)	(350,319)	(353,817)
Capitalization Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(466,374)	(465,510)	(465,454)	(457,669)
Profit On Supply Government Entities [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(347,379)	(348,514)	(345,260)	(346,650)
Actuarial Gain Loss G 1 [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(121,425)	(121,425)	(93,561)	(93,561)
Construction Margin [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	(39,893)	(40,579)	(42,637)	(43,323)
Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Total deferred tax liabilities	R$ (7,323)	R$ (8,624)	R$ (12,290)	R$ (13,517)